CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 12,949	¥ 10,726
Class A ordinary shares
Ordinary shares:
Shares authorized	470,000,000	470,000,000
Shares issued	220,505,115	174,918,929
Shares outstanding	220,505,115	174,918,929
Class B ordinary shares
Ordinary shares:
Shares authorized	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738
VIE [Member]
Accounts receivable, allowance for doubtful accounts | ¥	¥ 12,949	¥ 10,726